Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.29%
Communication services: 13.20%
Entertainment: 0.93%
Roku Incorporated †	192,535	$ 58,703,922
Interactive media & services: 11.57%
Alphabet Incorporated Class A †	145,543	430,941,180
Alphabet Incorporated Class C †	13,045	38,683,773
Bumble Incorporated Class A †	245,329	12,884,679
Facebook Incorporated Class A †	482,334	156,068,812
Snap Incorporated Class A †	812,460	42,719,147
ZoomInfo Technologies Incorporated †	713,620	47,969,536
		729,267,127
Media: 0.70%
Magnite Incorporated †	1,621,763	43,836,254
Consumer discretionary: 15.70%
Diversified consumer services: 1.25%
Chegg Incorporated †	1,111,527	66,069,165
Mister Car Wash Incorporated †	709,702	13,015,935
		79,085,100
Hotels, restaurants & leisure: 1.28%
Airbnb Incorporated Class A †	128,000	21,844,480
Chipotle Mexican Grill Incorporated †	20,180	35,900,825
Papa John's International Incorporated	186,238	23,108,411
		80,853,716
Internet & direct marketing retail: 8.73%
Amazon.com Incorporated †	145,921	492,108,358
CarParts.com Incorporated †	1,505,537	22,929,329
Etsy Incorporated †	76,712	19,230,931
Fiverr International Limited †	92,185	15,703,715
		549,972,333
Specialty retail: 4.44%
Five Below Incorporated †	259,064	51,113,327
Floor & Decor Holdings Incorporated Class A †	308,464	41,926,427
Leslie's Incorporated †	2,374,933	49,113,614
Lithia Motors Incorporated Class A	124,164	39,635,632
Petco Health & Wellness Company †«	3,960,680	97,947,616
		279,736,616
Consumer staples: 0.43%
Personal products: 0.43%
The Estee Lauder Companies Incorporated Class A	83,630	27,123,718
Financials: 4.05%
Capital markets: 4.05%
Assetmark Financial Holdings †	153,455	3,934,586
See accompanying notes to portfolio of investments

Allspring Growth Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
MarketAxess Holdings Incorporated	342,731	$ 140,063,878
Tradeweb Markets Incorporated Class A	1,248,599	111,250,171
		255,248,635
Health care: 14.33%
Biotechnology: 5.41%
Biohaven Pharmaceutical Holding Company †	852,186	121,283,112
Horizon Therapeutics plc †	251,265	30,129,186
Natera Incorporated †	1,510,076	173,009,407
Seagen Incorporated †	95,170	16,781,326
		341,203,031
Health care equipment & supplies: 4.63%
Boston Scientific Corporation †	1,119,646	48,290,332
DexCom Incorporated †	23,480	14,632,971
Edwards Lifesciences Corporation †	633,018	75,848,217
Figs Incorporated Class A †«	707,929	23,793,494
Insulet Corporation †	196,180	60,819,724
Outset Medical Incorporated †	1,287,160	68,567,013
		291,951,751
Health care technology: 0.94%
Veeva Systems Incorporated Class A †	187,032	59,291,014
Life sciences tools & services: 2.68%
Bio-Techne Corporation	71,500	37,440,975
Maravai LifeSciences Holdings Class A †	151,776	6,418,607
Repligen Corporation †	430,465	125,050,083
		168,909,665
Pharmaceuticals: 0.67%
Zoetis Incorporated	194,300	42,007,660
Industrials: 7.06%
Building products: 0.65%
The AZEK Company Incorporated †	1,119,425	41,071,703
Commercial services & supplies: 2.54%
ACV Auctions Incorporated Class A †	1,564,057	30,452,187
Casella Waste Systems Incorporated Class A †	434,329	37,665,011
Copart Incorporated †	592,512	92,011,188
		160,128,386
Electrical equipment: 1.91%
Generac Holdings Incorporated †	151,709	75,636,039
Shoals Technologies Group Class A †	1,441,226	44,663,594
		120,299,633
Internet & direct marketing retail: 0.11%
Xometry Incorporated Class A †	129,718	7,004,772
Professional services: 0.56%
Legalzoom.com Incorporated †«	1,241,007	34,797,836
See accompanying notes to portfolio of investments

2  |  Allspring Growth Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Road & rail: 1.29%
Norfolk Southern Corporation	277,475	$ 81,314,049
Information technology: 42.76%
IT services: 10.16%
Cloudflare Incorporated Class A †	363,205	70,723,278
MasterCard Incorporated Class A	351,561	117,955,747
MongoDB Incorporated †	309,290	161,229,784
PayPal Holdings Incorporated †	319,733	74,366,698
Shopify Incorporated Class A †	2,290	3,358,812
Square Incorporated Class A †	81,071	20,632,570
Thoughtworks Holding Incorporated †	464,624	13,422,987
Twilio Incorporated Class A †	304,308	88,663,179
Visa Incorporated Class A	424,810	89,962,014
		640,315,069
Semiconductors & semiconductor equipment: 6.72%
Allegro MicroSystems Incorporated †	1,940,130	64,722,737
Enphase Energy Incorporated †	66,884	15,492,341
Microchip Technology Incorporated	1,588,992	117,728,417
Monolithic Power Systems Incorporated	324,595	170,561,689
NVIDIA Corporation	140,240	35,855,161
Texas Instruments Incorporated	103,320	19,370,434
		423,730,779
Software: 22.48%
Alkami Technology Incorporated †	163,437	4,903,110
Avalara Incorporated †	314,687	56,530,373
Bill.com Holdings Incorporated †	23,200	6,827,992
DocuSign Incorporated †	62,534	17,402,587
Dynatrace Incorporated †	2,240,077	168,005,775
Elastic NV †	22,261	3,862,506
Everbridge Incorporated †	588,561	93,763,653
Freshworks Incorporated Class A †	54,339	2,730,535
HubSpot Incorporated †	141,220	114,420,681
Jamf Holding Corporation †	1,238,109	58,995,894
Microsoft Corporation	1,448,492	480,348,917
Olo Incorporated Class A †	498,751	13,576,002
ON24 Incorporated †	321,472	6,149,759
Paycor HCM Incorporated †	650,687	21,108,286
Procore Technologies Incorporated †«	120,483	11,018,170
Rapid7 Incorporated †	950,310	122,352,413
RingCentral Incorporated Class A †	132,214	32,231,129
ServiceNow Incorporated †	80,870	56,427,851
The Trade Desk Incorporated †	106,050	7,944,206
Unity Software Incorporated †	454,454	68,763,435
Workiva Incorporated †	129,100	19,306,905
Zendesk Incorporated †	489,600	49,841,280
		1,416,511,459
Technology hardware, storage & peripherals: 3.40%
Apple Incorporated	1,431,560	214,447,688
See accompanying notes to portfolio of investments

Allspring Growth Fund  |  3

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Materials: 1.76%
Chemicals: 1.76%
Linde plc	347,201	$ 110,826,559
Total Common stocks (Cost $2,496,163,669)		6,257,638,475

		Yield
Short-term investments: 1.47%
Investment companies: 1.47%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	36,815,703	36,815,703
Securities Lending Cash Investments LLC ♠∩∞		0.03	55,827,200	55,827,200
Total Short-term investments (Cost $92,642,903)				92,642,903
Total investments in securities (Cost $2,588,806,572)	100.76%			6,350,281,378
Other assets and liabilities, net	(0.76)			(47,839,585)
Total net assets	100.00%			$6,302,441,793

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,495,141	$217,221,708	$(202,901,146)	$0	$0	$36,815,703	36,815,703	$1,582
Securities Lending Cash Investments LLC	46,765,061	136,535,825	(127,473,686)	0	0	55,827,200	55,827,200	2,918#
				$0	$0	$92,642,903		$4,500

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Growth Fund

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allspring Growth Fund  |  5

Notes to portfolio of investments—October 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$831,807,303	$0	$0	$831,807,303
Consumer discretionary	989,647,765	0	0	989,647,765
Consumer staples	27,123,718	0	0	27,123,718
Financials	255,248,635	0	0	255,248,635
Health care	903,363,121	0	0	903,363,121
Industrials	444,616,379	0	0	444,616,379
Information technology	2,695,004,995	0	0	2,695,004,995
Materials	110,826,559	0	0	110,826,559
Short-term investments
Investment companies	92,642,903	0	0	92,642,903
Total assets	$6,350,281,378	$0	$0	$6,350,281,378
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Growth Fund